Equity - (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Schedule of fair value of warrants
	Jun-30		Dec-31
	2025	2024	2024

Balance as of January 1	17,092	7,296	7,296
Exercise of warrants	(477)	(401)	(908)
Revaluation of warrants accounted at fair value	2,377	8,007	10,704
Balance at the end of the period	18,992	14,902	17,092